Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated cash flow statement
Interest received	£ 25,401	£ 24,996	£ 20,345
Interest paid	13,028	13,689	8,871
Cash outflow for leases	94	95	122
Payments of principal amount, lease liabilities	£ 77	£ 79	£ 102